Filed under Rule 497(e)
Registration No. 333-08653

Seasons Series Trust

Supplement dated May 7, 2026

to the Portfolios’ Statement of Additional Information (“SAI”)

dated April 30, 2026, as supplemented and amended to date

Effective May 8, 2026, all references to Timothy W. Brown are hereby removed.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SSTSAI-SUP2